Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The below table provides a summary of revenues and expenses for transactions with Seadrill for the years ended December 31, 2019, 2018 and 2017.

(In US$ millions)	2019	2018	2017
Related party inventory sales (a)	1.8	3.2	2.2
Rig operating costs (b)	—	1.4	4.9
Total related party operating revenues	1.8	4.6	7.1

Management and technical support fees (c) (d)	70.5	70.6	74.5
Rig operating costs (e)	—	0.8	22.9
Bareboat charter arrangement (f)	—	—	2.8
Related party inventory purchases (a)	1.1	0.7	1.0
Total related party operating expenses	71.6	72.1	101.2

Interest expense recognized on deferred contingent consideration (k)	(3.3)	(3.1)	(4.2)
Related party interest expense (g)	—	(1.4)	(4.7)
Losses on related party derivatives (h)	—	—	(1.3)
Related party commitment fee (i)	—	—	(1.3)
Total related party financial items	(3.3)	(4.5)	(11.5)
The below table provides a summary of amounts due to or from Seadrill at December 31, 2019 and December 31, 2018.

(In US$ millions)	2019	2018
Trading balances due from Seadrill and subsidiaries (j)	6.9	6.4
Total related party receivables	6.9	6.4

(In US$ millions)	2019	2018
Trading balances due to Seadrill and subsidiaries (j)	79.5	126.3
Deferred and contingent consideration to related party - short term portion (k)	31.5	37.5
Deferred and contingent consideration to related party - long term portion (k)	—	21.5
Total related party payables	111.0	185.3
(a) Related party inventory sales and purchases
Revenue and expenses from the sale and purchase of inventories and spare parts from Seadrill.
(b) Rig operating costs charged to Seadrill
Seadrill Partners has charged to Seadrill Limited, through its Nigerian service company, certain services including the provision of onshore and offshore personnel, which was provided for the West Jupiter drilling rig operating in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended in 2018.
(c) Management and administrative services agreement
Seadrill provides us with services covering functions including general management, information systems, accounting & finance, human resources, legal and commercial. We are charged an allocation for these services on a cost plus mark-up basis. During the year ended December 31, 2019, the mark-up we were charged for these services ranged from 4.85% to 8%. The agreement has an indefinite term but we can terminate it for convenience by providing 90 days written notice.
(d) Operations and technical supervision agreements
In addition, certain subsidiaries of Seadrill Partners have advisory, technical, and/or administrative services agreements with subsidiaries of Seadrill. An allocation of these services are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services.
(e) Rig operating costs charged by Seadrill
Seadrill provided onshore support and crew for the West Polaris during its operations in Angola, which ended in July 2017. We were charged an allocation for these services on a cost plus mark-up basis. The mark-up we were charged was approximately 5%.
(f) Bareboat charter arrangement
Seadrill previously acted as an intermediate charterer for the West Aquarius during its contract with Hibernia. The contract ended on April 19, 2017.
(g) Interest expense charged by Seadrill
Interest expense charged by Seadrill for the West Vencedor loan arrangement that was due to Seadrill. The loan was repaid during 2018.
(h) Loss on related party derivatives
Losses on related party interest rate swaps previously held to mitigate interest rate exposures on the West Vela facility, West Polaris facility and Tender Rig facility. See Note 15 – "Risk management and financial instruments" for a description of these interest rate swaps. These swaps were canceled in September 2017 when Seadrill filed for Chapter 11.
(i) Related party commitment fee
Seadrill previously provided us with a revolving credit facility of $100 million. We were charged an interest rate of LIBOR of 5% for any amounts drawn under the facility and a commitment fee of 2% for any unused portion. The facility was canceled in August 2017 as part of the amendments to our bank financing agreements.
(j) Trading balances
Receivables and payables with Seadrill Limited and its subsidiaries are comprised of management fees, advisory and administrative services, and certain other amounts due. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.
(k) Deferred consideration to related party
We have deferred and contingent consideration liabilities to Seadrill from the acquisition of the West Vela and West Polaris.
On the West Vela we are required to pay to Seadrill $42k per day for mobilization and a further $40k per day adjusted for utilization over the remaining contract term with BP, which runs until November 2020.
On the West Polaris we agreed to pay Seadrill 100% of dayrate earned above $450k per day for the remainder of the contract with ExxonMobil and 50% of the dayrate earned above $450k per day on any subsequent contract until March 2025. In the year ended December 31, 2019, following reductions in future dayrate estimates and re-contracting assumptions, we impaired the remaining value of the liability to a nil carrying value, resulting in a $0.7 million gain in the Consolidated Statement of Operations.
The below table sets out the fair value of the liabilities at December 31, 2019 and December 31, 2018.

(In US$ millions)	2019	2018
West Vela
Mobilization due to Seadrill	17.2	31.2
Seadrill share of dayrate from BP contract	14.3	27.0
	31.5	58.2
West Polaris
Seadrill share of dayrate from subsequent contracts ("Earnout 2")	—	0.8
	—	0.8

Total	31.5	59.0
These liabilities are presented in our Consolidated Balance Sheets as follows:

(In US$ millions)	2019	2018
Current deferred and contingent consideration to related party	31.5	37.5
Non-current deferred and contingent consideration to related party	—	21.5
Total	31.5	59.0

Other agreements and transactions with Seadrill
Equity Distribution
During the year ended December 31, 2018, one of our subsidiaries settled certain balances related to a shareholder loan provided by Seadrill. On account of the loan's structure these payments have been treated as equity distributions.
A total cash distribution of $6.2 million has been distributed to Seadrill in the year ended December 31, 2018.
These transactions were presented in the Consolidated Statement of Changes in Members Capital in the year ended December 31, 2018.
Spare parts agreement with Seadrill
During the year ended December 31, 2015, we entered an agreement with Seadrill to store spare parts of the West Sirius rig while it was cold stacked. Seadrill may use the spare parts during the stacking period, but must replace them at its own cost when the West Sirius returns to operations.
Guarantees
Seadrill has provided performance guarantees to certain of our customers on our behalf for contracts that mature in 2020. These totaled $15 million as at December 31, 2019 (December 31, 2018: $7.0 million). Seadrill has previously provided guarantees to certain of our suppliers on our behalf. These totaled nil as at December 31, 2019 (December 31, 2018: $1 million).
Indemnifications
Under our omnibus agreement with Seadrill at the time of the IPO (the "Omnibus Agreement") and purchase and sale agreements relating to acquisitions from Seadrill subsequent to the IPO, Seadrill has agreed to indemnify the Company against certain liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.